Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Obligations

As of December 31, 2016, the aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements are as follows:

($ in thousands)
Year Ended December 31:
2017	$326
2018	276
$602